Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000189198
Account Value [Line Items]
Line Graph and Table Measure Name	AAMA Equity Fund
Account Value	$ 22,655	$ 20,109	$ 17,277	$ 15,232	$ 16,664	$ 12,469	$ 12,058	$ 11,285	$ 10,000
C000189199
Account Value [Line Items]
Line Graph and Table Measure Name	AAMA Income Fund
Account Value	$ 10,709	10,258	9,888	9,917	10,502	10,587	10,262	9,966	10,000
C000041028
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Equity Fund - Class AMF
Account Value	$ 31,729	28,946	24,132	20,084	21,154	15,599	14,940	13,874	12,499	$ 10,575	$ 10,000
C000072278
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Equity Fund - Class H
Account Value	$ 32,329	29,475	24,515	20,348	21,386	15,741	15,054	13,948	12,543	10,592	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 29,311	25,452	20,434	17,086	19,115	13,577	12,629	11,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,265	10,620	10,348	10,446	11,644	11,683	10,744	9,960	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	$ 10,399	$ 10,000
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Account Value	$ 22,949	20,357	18,210	16,007	17,664	11,721	12,114	11,198	10,000
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value	$ 11,772	$ 11,062	$ 10,570	$ 10,549	$ 11,128	$ 11,084	$ 10,513	$ 9,980	$ 10,000